Related Party and Parties-In-Interest Transactions (Details) - EBP 062 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 55,506,644	$ 44,092,527
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 9,365,457	$ 5,417,003